Note 7 - Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2012	2013	Interest rate	Period
A(i)	1,205,604	-	6% per annum	December 1, 2011 to November 30, 2012
B(ii)	-	10,333,120	1.5% per month	October 9, 2013 to March 31, 2014
	$1,205,604	$10,333,120

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	December 31,
	2012	2013
Beginning balance	$9,565,503	$1,205,604
Additions	-	10,333,120
Collection	(8,363,140)	(995,190)
Write-offs	-	(209,956)
Exchange difference	3,241	(458)

Ending balance	$1,205,604	$10,333,120